Schedule I Condensed financial information of parent company	12 Months Ended
Dec. 31, 2012
Schedule I Condensed financial information of parent company
Schedule I Condensed financial information of parent company

Balance sheets

(In U.S. dollar thousands)

	As of December 31, 2011	As of December 31, 2012
Assets
Cash and cash equivalents	$393	$2,847
Amounts due from subsidiaries	241,918	168,406
Prepaid expenses and other current assets	688	—
Investments in subsidiaries	63,436	57,132
Total assets	306,435	228,385

Liabilities and shareholders’ equity

Accrued expenses and other current liabilities	3,077	1,486
Income taxes payable	424	492
Total liabilities	3,501	1,978
Ordinary shares	20	20
Additional paid-in capital	255,312	255,312
Statutory non-distributable reserves	37,119	37,119
Retained earnings	(29,630)	(107,623)
Accumulated other comprehensive income	40,113	41,579
Total shareholders’ equity	302,934	226,407
Total liabilities and shareholders’ equity	$306,435	$228,385

Statements of operations

(In U.S. dollar thousands)

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Management fee received from a subsidiary	$—	$—	$—
Operating expenses:
General and administrative expenses	(1,869)	(2,362)	(3,824)
Total operating expenses	(1,869)	(2,362)	(3,824)
Loss from operations	(1,869)	(2,362)	(3,824)
Interest income	3,332	1,236	670
Other income	767	767	64
Equity in earnings (loss) of subsidiaries	(76,291)	(43,376)	(74,836)
Net loss before provision for income taxes	(74,061)	(43,735)	(77,926)
Benefit from income taxes	(262)	(124)	(67)
Net loss	$(74,323)	$(43,859)	$(77,993)

Statements of comprehensive income

(In U.S. dollar thousands)

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Net loss	$(74,323)	$(43,859)	$(77,993)

Other comprehensive income
Foreign currency translation adjustments	7,056	5,322	1,466
Comprehensive loss	$(67,267)	$(38,537)	$(76,527)

Statements of changes in equity

(In U.S. dollar thousands, except for share and share-related data)

				Statutory		Accumulated
			Additional	non-		other
	Ordinary share		paid-in	distributable	Retained	comprehensive	Total
	Shares	Amount	capital	reserves	earnings	income	equity
Balance as of January 1, 2010	205,789,800	$21	$257,311	$37,119	$88,552	$27,735	$410,738
Repurchase of ordinary shares	(1,414,574)	(1)	(1,999)	—	—	—	(2,000)
Net loss	—		—	—	(74,323)	—	(74,323)
Foreign currency translation adjustment	—	—	—	—	—	7,056	7,056
Balance as of December 31, 2010	204,375,226	$20	$255,312	$37,119	14,229	$34,791	$341,471
Net loss	—	—	—	—	(43,859)	—	(43,859)
Foreign currency translation adjustment	—	—	—	—	—	5,322	5,322
Balance as of December 31, 2011	204,375,226	$20	$255,312	$37,119	(29,630)	$40,113	$302,934
Net loss	—	—	—	—	(77,993)	—	(77,993)
Foreign currency translation adjustment	—	—		—	—	1,466	1,466
Balance as of December 31, 2012	204,375,226	$20	$255,312	$37,119	$(107,623)	$41,579	$226,407

Statements of cash flows

(In U.S. dollar thousands)

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Cash flow from operating activities:
Net income (loss)	$(74,323)	$(43,859)	$(77,993)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in loss of subsidiaries	76,291	43,376	74,836
Changes in assets and liabilities	(294)	5,268	(835)

Net cash provided by (used in) operating activities	1,674	4,785	(3,992)

Cash flow from investing activities:

Decrease (increase) in restricted cash	40,500	—	—
Cash proceeds from (advances to) subsidiaries	(41,692)	(4,532)	6,446
Net cash (used in) provided by investing activities	(1,192)	(4,532)	6,446
Cash flow from financing activities:
Repurchase of ordinary shares	(2,000)	—	—
Cash used in financing activities	(2,000)	—	—
Net increase (decrease) in cash and cash equivalents	(1,518)	253	2,454
Cash and cash equivalents at beginning of the year	1,658	140	393
Cash and cash equivalents at end of the year	$140	$393	$2,847